Schedule of aging accounts receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Total accounts receivables	$ 2,654,047	$ 5,612,914	$ 1,616,167
Total accounts receivables	2,489,535	5,528,826	1,616,167
1-30 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	2,450,239	5,481,279
Total accounts receivables			1,526,461
31-60 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	61,482	25,670
Total accounts receivables			22,116
61-90 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	24,606	21,986
Total accounts receivables			53,071
Accounts Receivables 91 Plus Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	$ 117,720
Accounts Receivables 91 To 180 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables		83,979
91-120 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables		5,998
Total accounts receivables			5,121
121+ Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables		$ 77,981
121+ Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables			$ 9,398